Loans - Schedule of Advance Receivables (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Advance Receivables [Line Items]
Balance	$ 691,977	$ 594,403	$ 587,112
Interest Paid		(84,090)
Interest Provision	97,574	91,381
PREMIER [Member]
Schedule of Advance Receivables [Line Items]
Balance	672,400	577,589	486,208
Interest Paid
Interest Provision	94,811	91,381
RDF SOLUÇÕES FINANCEIRAS [member]
Schedule of Advance Receivables [Line Items]
Balance	5,423	4,658	86,034
Interest Paid		(81,376)
Interest Provision	765
ML BANK SECURITIZADORA S/A [Member]
Schedule of Advance Receivables [Line Items]
Balance	14,154	12,156	$ 14,870
Interest Paid		(2,714)
Interest Provision	$ 1,998